CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]	Jun. 30, 2026	Jun. 30, 2025 [1]
CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE (LOSS)/INCOME
Revenue	$ 428.6	$ 388.2	$ 844.0	$ 780.3
Cost of sales	(221.5)	(171.1)	(405.1)	(344.9)
Administrative expenses	(125.4)	(68.4)	(246.2)	(121.2)
Other income	1.1	0.5	1.4	0.8
Operating income	82.8	149.2	194.1	315.0
Finance income	48.5	31.2	159.0	49.6
Finance costs	(105.5)	(79.4)	(210.1)	(172.6)
Income before income tax	25.8	101.0	143.0	192.0
Income tax expense	(40.9)	(48.5)	(91.0)	(92.5)
(Loss)/income from continuing operations	(15.1)	52.5	52.0	99.5
Income/(loss) from discontinued operations	7.6	(20.2)	17.5	(36.5)
(Loss)/income for the period	(7.5)	32.3	69.5	63.0
Attributable to:
Owners of the Company	(8.8)	35.4	67.0	68.5
Non-controlling interests	1.3	(3.1)	2.5	(5.5)
(Loss)/income for the period	(7.5)	32.3	69.5	63.0
(Loss)/income attributable to owners arises from:
Continuing operations	(15.1)	52.5	52.0	99.5
Discontinued operations	6.3	(17.1)	15.0	(31.0)
Profit/(loss) attributable to owners	$ (8.8)	$ 35.4	$ 67.0	$ 68.5
(Loss)/income per share from continuing operations
(Loss)/income per share ($) - basic	$ (0.04)	$ 0.16	$ 0.15	$ 0.3
(Loss)/income per share ($) - diluted	(0.04)	0.15	0.15	0.29
(Loss)/income per share
(Loss)/income per share ($) - basic	(0.03)	0.11	0.2	0.2
(Loss)/income per share ($) - diluted	$ (0.03)	$ 0.1	$ 0.19	$ 0.2
Items that may be reclassified to income or loss
Exchange gain recycled to income statement on disposal of subsidiary	$ (16.0)		$ (16.0)
Exchange differences on translation of foreign operations	14.3	$ 63.8	(20.5)	$ 139.0
Other comprehensive (loss)/income for the period, net of taxes	(1.7)	63.8	(36.5)	139.0
Total comprehensive (loss)/income for the period	(9.2)	96.1	33.0	202.0
Attributable to:
Owners of the Company	(19.4)	91.6	14.7	188.4
Non-controlling interests	10.2	4.5	18.3	13.6
Total comprehensive (loss)/income for the period	(9.2)	96.1	33.0	202.0
Total comprehensive (loss)/income for the period attributable to owners arises from:
Continuing operations	(20.7)	61.5	(20.4)	109.0
Discontinued operations	1.3	30.1	35.1	79.4
Total comprehensive income for the period attributable to owners	$ (19.4)	$ 91.6	$ 14.7	$ 188.4

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information